Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-1

Collection Period	08/01/21-08/31/21
Determination Date	9/9/2021
Distribution Date	9/15/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228375-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$794,035,860.99
2.	Collections allocable to Principal		$32,932,474.17
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$714,478.72
5.	Pool Balance on the close of the last day of the related Collection Period		$760,388,908.10
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		55,366
7.	Initial Pool Balance		$1,553,875,032.29
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$85,961,173.41	$52,314,220.52
	c. Class A-3 Note Balance	$490,300,000.00	$490,300,000.00
	d. Class A-4 Note Balance	$115,200,000.00	$115,200,000.00
	e. Class B Note Balance	$37,290,000.00	$37,290,000.00
	f. Class C Note Balance	$35,000,000.00	$35,000,000.00
	g. Class D Note Balance	$26,400,000.00	$26,400,000.00
	h. Note Balance (sum a - g)	$790,151,173.41	$756,504,220.52
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.1549408	0.0942938
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.5097782	0.4880704
10.	Overcollateralization Target Amount		$3,884,687.58
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,884,687.58
12.	Weighted Average Coupon		8.19%
13.	Weighted Average Original Term	months	66.83
14.	Weighted Average Remaining Term	months	43.99
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,534,079.11
	b. Liquidation Proceeds allocable to Finance Charge		$5,102.84
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,539,181.95
16.	Principal:
	a. Collections allocable to Principal		$32,932,474.17
	b. Liquidation Proceeds allocable to Principal		$429,809.50
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$33,362,283.67

17.	Total Finance Charge and Principal Collections (15d + 16d)	$38,901,465.62
18.	Interest Income from Collection Account	$705.61
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$38,902,171.23
Available Funds
21.	Available Collections	$38,902,171.23
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$38,902,171.23
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$661,696.55
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$661,696.55
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$133,956.16
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$133,956.16
	i. Class A-3 Monthly Interest	$772,222.50
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$772,222.50
	m. Class A-4 Monthly Interest	$194,880.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$194,880.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$68,675.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$68,675.75
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$68,250.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$68,250.00
32.	Tertiary Principal Distributable Amount	$3,362,265.31

33.	Class D Noteholder Interest Amount

	a. Class D Monthly Interest	$58,080.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$58,080.00
34.	Quaternary Principal Distributable Amount	$26,400,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$31,720,026.27
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$3,884,687.58
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,539,181.95
	b. Total Daily Deposits of Principal Collections	$33,362,283.67
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$705.61
	e. Total Deposits to Collection Account (sum a - d)	$38,902,171.23
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$661,696.55
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,943,017.30
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,297,457.38
	f. Total Withdrawals from Collection Account (sum a - e)	$38,902,171.23
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$133,956.16
	c. Class A-3 Interest Distribution	$772,222.50
	d. Class A-4 Interest Distribution	$194,880.00
	e. Class B Interest Distribution	$68,675.75
	f. Class C Interest Distribution	$68,250.00
	g. Class D Interest Distribution	$58,080.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$33,646,952.89
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$34,943,017.30
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$33,780,909.05
	c. Class A-3 Distribution	$772,222.50
	d. Class A-4 Distribution	$194,880.00
	e. Class B Distribution	$68,675.75

f. Class C Distribution	$68,250.00
g. Class D Distribution	$58,080.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$34,943,017.30

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$3,297,457.38
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,297,457.38
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,884,687.58
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,884,687.58
49.	Investment Earnings	$82.75
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,884,770.33
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$82.75
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,884,687.58
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$661,696.55
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$34,943,017.30
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,297,457.38
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$82.75
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$33,780,909.05
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$772,222.50
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$194,880.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$68,675.75
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$68,250.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$58,080.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,297,457.38

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	848	$13,371,196.81
	b. 61 to 90 days past due	401	$6,282,555.14
	c. 91 to 120 days past due	102	$1,537,955.97
	d. 121 or more days past due	2	$12,488.02
	e. Total Past Due (sum a - d)	1,353	$21,204,195.94
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		2.7886%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	52	$714,478.72
74.	Recoveries	116	$434,912.34
75.	Net Losses (Ln 73 - Ln 74)		$279,566.38
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0352%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	1,315	$20,709,154.12
78.	Recoveries	1,034	$10,340,755.66
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$10,368,398.46
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.6673%
81.	Average Net Loss on Defaulted Receivables		$7,884.71

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$2,947,693.79
83.	Pool Balance on the close of the last day of the preceding Collection Period		$794,035,860.99
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		0.37%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer